Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 58,345	$ 51,402
Marketable securities	84,225
Restricted cash		165
Prepaid expenses and other current assets	2,751	936
Total current assets	145,321	52,503
Restricted cash	1,780
Property and equipment, net	10,212	1,956
Other assets		4
Total assets	157,313	54,463
Current liabilities:
Accounts payable	3,492	167
Accrued expenses and other current liabilities	6,927	3,975
Total current liabilities	10,419	4,142
Long-term liabilities	1,246
Total liabilities	11,665	4,142
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock (Series A and B), $0.001 par value; no shares and 49,178,527 shares authorized, issued and outstanding as of December 31, 2018 and 2017, respectively		92,439
Stockholders' Equity (Deficit):
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of December 31, 2018; no shares issued or outstanding
Common stock, $0.001 par value; 150,000,000 shares and 70,000,000 shares authorized as of December 31, 2018 and 2017, respectively; 34,327,554 shares and 4,458,547 shares issued and 33,305,033 shares and 2,351,247 shares outstanding as of December 31, 2018 and 2017, respectively	33	2
Additional paid-in capital	248,349	3,091
Accumulated other comprehensive loss	(8)
Accumulated deficit	(102,726)	(45,211)
Total stockholders' equity (deficit)	145,648	(42,118)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 157,313	$ 54,463